Note 8 - Long-term Bank Loans (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Restricted Cash, Total	$ 5,575,234		$ 4,967,285
Interest Expense, Total	$ 2,146,602	$ 1,381,667
Piraeus Bank S.A. [Member] | Minimum [Member]
Debt Instrument, Security Cover Ratio Covenant, After First Anniversary				120.00%
Piraeus Bank S.A. [Member] | Maximum [Member]
Debt Instrument, Security Cover Ratio Covenant, After First Anniversary				140.00%